Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, shares authorized	1,000,000,000
Treasury stock, par value	$ 0.001
Treasury stock, shares outstanding	5,699,315
Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	100,854,060	100,854,060
Ordinary stock, shares outstanding	96,388,001	92,416,377
Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Treasury stock, par value	$ 0.001
Treasury stock, shares outstanding	5,699,315
Parent Company | Common Class A
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	100,854,060	100,854,060
Ordinary stock, shares outstanding	96,388,001	92,416,377
Parent Company | Common Class B
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Parent Company | Common Class C
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336